Leases (Details) - Schedule of Lease Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Lease Cost:
Amortiztion of right-of-use assets	$ 73,422	$ 10,744	$ 115,954
Interest on lease liabilities	10,036	28,549	20,207
Total finance lease cost	$ 83,458	$ 39,293	$ 136,161